LEASE - Total leases - Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
LEASE
2023	$ 26,315
2024	22,062
2025	5,586
2026	5,156
2027	3,666
Thereafter	33,133
Total future minimum lease payments	$ 95,918